Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Service revenues	$ 3,871,812	$ 10,256,905	$ 4,161,907
Service revenues - related parties	1,240,708	2,170,838	2,720,936
Total Revenues	5,112,520	12,427,743	6,882,843
Cost of Revenues
Cost of revenues	1,653,028	3,348,681	2,300,572
Total cost of revenues	1,653,028	3,348,681	2,300,572
Gross profit	3,459,492	9,079,062	4,582,271
Operating expenses
Selling, general & administrative expenses	3,876,872	2,931,469	1,842,079
Research and development expenses	1,028,249	398,188	289,487
Bad debt expenses	923,217	35,000
Total operating expenses	5,828,338	3,364,657	2,131,566
(Loss) income from operations	(2,368,846)	5,714,405	2,450,705
Other income (expenses)
Other income	534,246	19,358	599
Other expense	(511,908)	(13,336)	(2,351)
Loss on equity method investment	(35,174)
Total other (expense) income	(12,836)	6,022	(1,752)
(Loss) income from continued operations before provision of income taxes	(2,381,682)	5,720,427	2,448,953
Provision for income taxes	(595,421)	1,300,894	783,382
Net (loss) income from continued operation	(1,786,261)	4,419,533	1,665,571
Discontinued operation
(Loss) gain from discontinued operation, net of income tax	(11,698,538)	(519,642)	684,577
Gain from disposal	5,072,068
Loss from discontinued operation, net of income tax	(6,626,470)	(519,642)	684,577
Net (loss) income	(8,412,731)	3,899,891	2,350,148
Comprehensive income
Net (loss) income	(8,412,731)	3,899,891	2,350,148
Other comprehensive income
Foreign currency translation adjustment	284,923	(29,664)	41,953
Total comprehensive income	$ (8,127,808)	$ 3,870,227	$ 2,392,101
Earnings per common share
Continuing operations - Basic and Diluted	$ (0.09)	$ 0.22	$ 9.55
Discontinued operations - Basic and Diluted	(0.31)	(0.03)	3.93
Net (loss) income per common share - basic and diluted	$ (0.41)	$ 0.19	$ 13.48
Weighted average common shares outstanding
Basic	20,951,074	20,010,000	174,384
Diluted	20,951,074	20,010,000	174,384